INCOME TAXES - Reconciliation of Federal Income Tax Rate (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
U.S. Federal statutory rate	21.00%	21.00%
State and local, net of federal benefit	3.80%	(9.50%)
Derivative expense	0.00%	(4.50%)
Executive compensation	0.00%	(6.50%)
Other	0.30%	(1.60%)
Stock-based compensation	(0.40%)	0.40%
Goodwill impairment	(5.60%)	0.00%
IRC Section 338(h)(10) election	4.70%	0.00%
Change in valuation allowance	(0.20%)	57.50%
Effective tax rate	23.60%	56.80%